Income taxes - Tax Rate Reconciliation (Details) - CHF (SFr) SFr in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Income Taxes [Abstract]
Income / (loss) before taxes	SFr 77,900	SFr (159,600)	SFr (24,400)
Expected tax rate	19.70%	19.70%	19.70%
Expected tax expense	SFr 15,300	SFr (31,400)	SFr (4,800)
Income and expenses not subject to tax, net	(9.50%)	(0.20%)	0.70%
Income and expenses not subject to tax, net	SFr (7,400)	SFr 300	SFr (200)
Effects of (de-)recognition of tax losses	2.90%	(0.40%)	0.00%
Effects of (de-)recognition of tax losses	SFr 2,200	SFr 600	SFr 0
Local actual tax rate different to On’s expected average tax rate	1.90%	(0.60%)	(3.10%)
Local actual tax rate different to On’s expected average tax rate	SFr 1,500	SFr 1,000	SFr 800
Non-deductible expenses	9.20%	(25.40%)	(30.50%)
Non-deductible expenses	SFr 7,200	SFr 40,600	SFr 7,400
Prior year adjustments and other items, net	1.60%	0.20%	0.60%
Prior year adjustments and other items, net	SFr 1,300	SFr (300)	SFr (100)
Effective tax rate	25.90%	(6.70%)	(12.60%)
Income taxes	SFr 20,200	SFr 10,600	SFr 3,100
Deferred taxes due to changes in tax rate	0.00%	0.00%	0.00%
Deferred taxes due to changes in tax rate	SFr 0	SFr 0	SFr 0